DEBT (Tables)	12 Months Ended
Dec. 28, 2019
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 28, 2019 and December 29, 2018 (amounts in thousands):

	2019	2018
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	$40,000	$40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $375 million due on November 1, 2023, interest payable monthly at a floating rate (2.54% on December 28, 2019 and 3.39% on December 29, 2018)	—	39,010
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.88% on December 28, 2019 and 2.94% on December 29, 2018)	3,976	3,480
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.14% on December 28, 2019 and 1.94% on December 29, 2018)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.57% on December 28, 2019 and 2.00% on December 29, 2018)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (1.79% on December 28, 2019 and 1.99% on December 29, 2018)	3,700	3,700
Capital leases and foreign affiliate debt	174	311
	163,850	202,501
Less current portion	(2,816)	(148)
Less debt issuance costs	(167)	(223)
Long-term portion	$160,867	$202,130

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 28, 2019, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2020	$2,816
2021	58
2022	38,700
2023	3,976
2024	40,000
Thereafter	78,300
Total	$163,850